UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental InvestorsSM
Investment portfolio

September 30, 2010
unaudited

Common stocks — 95.35%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.33%
Microsoft Corp.	31,150,000	$762,862
Oracle Corp.	26,652,179	715,611
Intel Corp.	30,500,000	586,515
Google Inc., Class A1	1,065,000	559,966
Apple Inc.1	1,925,000	546,219
Corning Inc.	23,995,000	438,629
EMC Corp.1	20,725,000	420,925
Texas Instruments Inc.	12,500,000	339,250
First Solar, Inc.1	2,110,000	310,908
Intuit Inc.1	7,090,000	310,613
Yahoo! Inc.1	19,657,483	278,547
Visa Inc., Class A	3,483,000	258,648
Maxim Integrated Products, Inc.	12,687,000	234,836
Xilinx, Inc.	8,300,000	220,863
Microchip Technology Inc.	7,000,000	220,150
Fidelity National Information Services, Inc.	5,583,600	151,483
FLIR Systems, Inc.1	5,450,000	140,065
Lender Processing Services, Inc.	3,807,500	126,523
Cisco Systems, Inc.1	5,093,500	111,548
Tyco Electronics Ltd.	2,915,000	85,176
Linear Technology Corp.	1,860,000	57,158
Automatic Data Processing, Inc.	900,000	37,827
ASML Holding NV2	1,219,568	36,568
KLA-Tencor Corp.	839,500	29,576
		6,980,466

HEALTH CARE — 11.96%
Merck & Co., Inc.	42,101,059	1,549,740
Bristol-Myers Squibb Co.	23,500,000	637,085
Eli Lilly and Co.	13,535,000	494,433
Medtronic, Inc.	11,000,000	369,380
Baxter International Inc.	7,575,000	361,403
Roche Holding AG2	2,600,000	355,005
Pfizer Inc	16,940,000	290,860
Novartis AG2	4,575,025	263,631
Shire Ltd. (ADR)	2,700,000	181,656
Stryker Corp.	1,900,000	95,095
Hospira, Inc.1	1,644,143	93,733
Cardinal Health, Inc.	2,725,000	90,034
St. Jude Medical, Inc.1	2,200,000	86,548
Aetna Inc.	2,310,000	73,019
Laboratory Corporation of America Holdings1	900,000	70,587
Novo Nordisk A/S, Class B2	700,000	69,285
Johnson & Johnson	1,000,000	61,960
AstraZeneca PLC (United Kingdom)2	1,200,000	60,925
CSL Ltd.2	1,740,000	55,584
Thoratec Corp.1	1,489,500	55,082
Medco Health Solutions, Inc.1	926,000	48,208
Covidien PLC	1,125,000	45,214
Intuitive Surgical, Inc.1	125,000	35,467
		5,443,934

CONSUMER DISCRETIONARY — 11.90%
Home Depot, Inc.	30,220,530	957,386
McDonald’s Corp.	12,306,017	916,921
Starbucks Corp.	12,793,000	327,245
Time Warner Cable Inc.	6,000,000	323,940
Amazon.com, Inc.1	2,037,000	319,931
Comcast Corp., Class A	17,165,000	310,343
Virgin Media Inc.1	13,385,000	308,123
Walt Disney Co.	8,000,000	264,880
Time Warner Inc.	8,500,000	260,525
Industria de Diseño Textil, SA2	2,200,000	174,635
Intercontinental Hotels Group PLC2	9,110,000	163,147
Strayer Education, Inc.3	760,000	132,620
Shaw Communications Inc., Class B, nonvoting	6,000,000	132,060
Johnson Controls, Inc.	4,300,000	131,150
Macy’s, Inc.	5,500,000	126,995
Lowe’s Companies, Inc.	5,630,000	125,493
Vivendi SA2	4,500,000	123,365
Marriott International, Inc., Class A	3,352,545	120,122
Chipotle Mexican Grill, Inc.1	379,832	65,331
Penn National Gaming, Inc.1	1,763,000	52,203
Weight Watchers International, Inc.	1,070,000	33,373
CarMax, Inc.1	875,000	24,377
McGraw-Hill Companies, Inc.	650,000	21,489
		5,415,654

ENERGY — 11.64%
Suncor Energy Inc.	30,632,784	997,374
Occidental Petroleum Corp.	5,004,244	391,832
Chevron Corp.	4,417,763	358,060
ConocoPhillips	6,000,000	344,580
FMC Technologies, Inc.1	4,000,000	273,160
Baker Hughes Inc.	6,000,000	255,600
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	211,050
Royal Dutch Shell PLC, Class B (ADR)	750,000	44,092
CONSOL Energy Inc.	6,700,000	247,632
Tenaris SA (ADR)	6,200,000	238,204
Schlumberger Ltd.	3,473,500	214,002
Crescent Point Energy Corp.	5,454,200	200,961
Hess Corp.	3,000,000	177,360
Denbury Resources Inc.1	11,146,500	177,118
Acergy SA2	9,520,000	175,876
Murphy Oil Corp.	2,740,000	169,661
Diamond Offshore Drilling, Inc.	2,050,000	138,928
Imperial Oil Ltd.	3,608,739	136,753
Concho Resources Inc.1	1,865,000	123,407
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,210,000	116,427
Cenovus Energy Inc.	3,600,000	103,532
TOTAL SA2	1,850,000	95,422
Devon Energy Corp.	1,000,000	64,740
Halliburton Co.	1,250,000	41,337
		5,297,108

INDUSTRIALS — 11.20%
Union Pacific Corp.	5,500,000	449,900
Schneider Electric SA2	3,242,272	411,959
Lockheed Martin Corp.	5,598,200	399,040
Boeing Co.	5,500,000	365,970
Deere & Co.	5,000,000	348,900
Parker Hannifin Corp.	4,500,000	315,270
General Electric Co.	17,650,000	286,812
Northrop Grumman Corp.	3,966,243	240,473
Waste Management, Inc.	5,900,000	210,866
Tyco International Ltd.	5,540,000	203,484
European Aeronautic Defence and Space Co. EADS NV1,2	8,000,000	200,059
United Technologies Corp.	2,305,000	164,185
Joy Global Inc.	2,238,638	157,421
Fastenal Co.	2,600,500	138,321
Vallourec SA2	1,300,000	129,362
Precision Castparts Corp.	1,000,000	127,350
Honeywell International Inc.	2,800,000	123,032
Ingersoll-Rand PLC	3,300,000	117,843
United Parcel Service, Inc., Class B	1,630,592	108,744
MTU Aero Engines Holding AG2	1,475,220	84,373
General Dynamics Corp.	1,145,800	71,968
Stericycle, Inc.1	1,000,000	69,480
Grafton Group PLC, units2,3	15,037,000	62,656
Ryanair Holdings PLC (ADR)	2,000,000	61,620
CSX Corp.	1,100,000	60,852
Emerson Electric Co.	1,149,717	60,544
KBR, Inc.	2,335,489	57,547
DCC PLC2	2,000,000	57,276
Corporate Executive Board Co.	452,013	14,266
		5,099,573

FINANCIALS — 11.16%
JPMorgan Chase & Co.	16,785,000	639,005
Wells Fargo & Co.	19,513,000	490,362
U.S. Bancorp	21,347,000	461,522
Bank of America Corp.	29,500,000	386,745
ACE Ltd.	5,700,000	332,025
Marsh & McLennan Companies, Inc.	11,060,000	266,767
SunTrust Banks, Inc.	8,198,238	211,761
Moody’s Corp.	7,460,000	186,351
Aon Corp.	4,500,000	175,995
Citigroup Inc.1	43,000,000	167,700
Industrial and Commercial Bank of China Ltd., Class H2	197,390,000	146,754
HCP, Inc.	3,890,000	139,962
New York Community Bancorp, Inc.	8,190,000	133,087
American Express Co.	3,100,000	130,293
XL Group PLC	6,000,000	129,960
AMP Ltd.2	26,255,567	129,683
Jefferies Group, Inc.	5,000,000	113,450
HSBC Holdings PLC (ADR)	2,000,000	101,180
Singapore Exchange Ltd.2	14,180,000	97,430
United Overseas Bank Ltd.2	6,703,043	93,311
Cincinnati Financial Corp.	3,000,000	86,550
Travelers Companies, Inc.	1,500,000	78,150
Agricultural Bank of China, Class H1,2	138,210,000	71,517
Goldman Sachs Group, Inc.	455,000	65,784
Bank of New York Mellon Corp.	1,812,500	47,361
Synovus Financial Corp.	17,400,000	42,804
Berkshire Hathaway Inc., Class A1	295	36,728
CapitalSource Inc.	6,860,954	36,638
Bank of Ireland1,2	39,658,782	33,682
People’s United Financial, Inc.	2,000,000	26,180
Hospitality Properties Trust	1,000,000	22,330
		5,081,067

MATERIALS — 7.63%
Syngenta AG2	2,102,000	522,714
Potash Corp. of Saskatchewan Inc.	2,533,050	364,860
Dow Chemical Co.	9,514,500	261,268
Rio Tinto PLC2	4,000,000	234,877
E.I. du Pont de Nemours and Co.	5,000,000	223,100
Mosaic Co.	3,600,000	211,536
Cliffs Natural Resources Inc.	3,200,000	204,544
FMC Corp.	2,699,000	184,639
PPG Industries, Inc.	2,166,649	157,732
Newmont Mining Corp.	2,500,000	157,025
CRH PLC2	9,132,047	150,519
Weyerhaeuser Co.	8,754,731	137,975
Praxair, Inc.	1,445,000	130,426
Ecolab Inc.	2,500,000	126,850
Sigma-Aldrich Corp.	1,925,000	116,231
MeadWestvaco Corp.	3,350,000	81,673
Alcoa Inc.	6,000,000	72,660
Nucor Corp.	1,400,000	53,480
Steel Dynamics, Inc.	2,900,000	40,919
Monsanto Co.	600,000	28,758
Vulcan Materials Co.	353,143	13,038
		3,474,824

CONSUMER STAPLES — 6.00%
Philip Morris International Inc.	8,124,800	455,151
Altria Group, Inc.	14,175,100	340,486
Coca-Cola Co.	5,110,000	299,037
PepsiCo, Inc.	3,720,000	247,157
CVS/Caremark Corp.	7,705,000	242,476
Procter & Gamble Co.	2,870,000	172,114
Avon Products, Inc.	4,600,000	147,706
Unilever NV, depository receipts2	4,290,000	128,535
H.J. Heinz Co.	2,500,000	118,425
British American Tobacco PLC2	3,150,000	117,689
Coca-Cola Amatil Ltd.2	9,803,397	113,591
Diageo PLC2	6,500,000	112,008
Colgate-Palmolive Co.	1,300,000	99,918
Costco Wholesale Corp.	870,000	56,106
Kraft Foods Inc., Class A	1,350,000	41,661
C&C Group PLC2	8,856,119	38,909
		2,730,969

UTILITIES — 4.35%
GDF SUEZ2	6,929,852	248,855
PG&E Corp.	4,550,000	206,661
Exelon Corp.	4,460,900	189,945
Edison International	5,250,000	180,548
PPL Corp.	6,389,400	173,983
Duke Energy Corp.	8,500,000	150,535
American Water Works Co., Inc.	5,600,000	130,312
FirstEnergy Corp.	2,800,000	107,912
National Grid PLC2	11,650,000	98,894
NV Energy, Inc.	7,000,000	92,050
Questar Corp.	5,000,000	87,650
Dominion Resources, Inc.	2,000,000	87,320
Electricité de France SA2	1,761,147	76,017
NextEra Energy, Inc.	1,050,000	57,110
SUEZ Environnement Co.2	2,500,000	46,267
Xcel Energy Inc.	1,500,000	34,455
Entergy Corp.	150,000	11,479
		1,979,993

TELECOMMUNICATION SERVICES — 2.43%
Verizon Communications Inc.	19,525,000	636,320
Vodafone Group PLC2	44,500,000	110,158
China Telecom Corp. Ltd., Class H2	185,180,000	101,405
SOFTBANK CORP.2	3,045,800	99,810
AT&T Inc.	3,000,000	85,800
Koninklijke KPN NV2	2,621,551	40,582
Telekom Austria AG, non-registered shares2	2,214,711	33,293
		1,107,368

MISCELLANEOUS — 1.75%
Other common stocks in initial period of acquisition		796,208

Total common stocks (cost: $37,602,301,000)		43,407,164

	Principal amount
Convertible securities — 0.04%	(000)

INDUSTRIALS — 0.04%
Continental Airlines, Inc. 4.50% convertible debentures 2015	$12,500	18,156

Total convertible securities (cost: $12,500,000)		18,156

	Principal amount	Value
Bonds & notes — 0.01%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS4 — 0.01%
ChaseFlex Trust, Series 2007-2, Class A-1, 0.536% 20375	$9,325	$6,238

Total bonds & notes (cost: $6,204,000)		6,238

Short-term securities — 4.49%

Fannie Mae 0.17%–0.31% due 10/1/2010–4/1/2011	333,685	333,567
Freddie Mac 0.16%–0.30% due 11/9/2010–4/15/2011	282,401	282,288
Jupiter Securitization Co., LLC 0.23%–0.29% due 10/14–11/18/20106	211,900	211,869
Coca-Cola Co. 0.22%–0.23% due 11/23–12/20/20106	195,300	195,210
Straight-A Funding LLC 0.22%–0.27% due 10/4–12/14/20106	172,898	172,834
Edison Asset Securitization LLC 0.25%–0.31% due 10/27–11/10/20106	145,972	145,945
General Electric Co. 0.17% due 10/1/10	16,700	16,700
Procter & Gamble Co. 0.22%–0.26% due 10/21–11/30/20106	125,490	125,460
Procter & Gamble International Funding S.C.A. 0.19% due 10/8/20106	29,000	28,999
Ranger Funding Co. LLC 0.18%–0.24% due 10/1–10/19/20106	81,000	80,994
Bank of America Corp. 0.22%–0.25% due 10/13–10/22/10	56,000	55,993
Federal Home Loan Bank 0.18%–0.22% due 11/17/2010–1/5/2011	110,600	110,547
Wal-Mart Stores Inc. 0.18%–0.21% due 10/5–10/28/20106	80,800	80,790
NetJets Inc. 0.22% due 11/2/20106	67,600	67,585
Variable Funding Capital Company LLC 0.27%–0.42% due 10/7–10/14/20106	49,900	49,896
PepsiCo Inc. 0.22% due 11/1/20106	31,900	31,893
Merck & Co. Inc. 0.21% due 10/21/20106	28,700	28,696
Emerson Electric Co. 0.22% due 10/12/20106	26,055	26,053

Total short-term securities (cost: $2,045,260,000)		2,045,319

Total investment securities (cost: $39,666,265,000)		45,476,877
Other assets less liabilities		48,960

Net assets		$45,525,837

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $5,488,836,000, which represented 12.06% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on next page for additional information.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,246,224,000, which represented 2.74% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/10 (000)

Strayer Education, Inc.	743,100	16,900	—	760,000	$1,710	$132,620
Grafton Group PLC, units	14,962,000	75,000	—	15,037,000	986	62,656
Corporate Executive Board Co.*	2,304,200	—	1,852,187	452,013	588	—
					$3,284	$195,276
*Unaffiliated issuer at 9/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Information technology	$6,943,898	$36,568	*	$—	$6,980,466
Health care	4,639,504	804,430	*	—	5,443,934
Consumer discretionary	4,954,507	461,147	*	—	5,415,654
Energy	5,025,810	271,298	*	—	5,297,108
Industrials	4,153,888	945,685	*	—	5,099,573
Financials	4,508,690	572,377	*	—	5,081,067
Materials	2,566,714	908,110	*	—	3,474,824
Consumer staples	2,220,237	510,732	*	—	2,730,969
Utilities	1,509,960	470,033	*	—	1,979,993
Telecommunication services	722,120	385,248	*	—	1,107,368
Miscellaneous	673,000	123,208	*	—	796,208
Convertible securities	—	18,156		—	18,156
Bonds & notes	—	6,238		—	6,238
Short-term securities	—	2,045,319		—	2,045,319
Total	$37,918,328	$7,558,549		$—	$45,476,877

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,488,836,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,343,734
Gross unrealized depreciation on investment securities	(2,536,076)
Net unrealized appreciation on investment securities	5,807,658
Cost of investment securities for federal income tax purposes	39,669,219

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-910-1110O-S25533

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 26, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 26, 2010